UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 2006-12-29

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Agamas Capital Management, L.P.
Address: 825 Third Avenue, 35th Floor

         New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Roeck
Title:     Chief Financial Officer
Phone:     212-380-5700

Signature, Place, and Date of Signing:

     George Roeck     New York, NY 10022     Jan 31, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $116721.8225 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CUBIST PHARMACEUTICALS INC NOT                  229678AC1     2263  2500000 PRN N/A  SOLE               0  2500000        0        0

AMGEN INC NOTE  0.125% 2/0                      031162AN0     5082  5000000 PRN N/A  SOLE               0  5000000        0        0

AGCO CORP NOTE  1.750%12/3                      001084AL6     6061  4000000 PRN N/A  SOLE               0  4000000        0        0

AGCO CORP NOTE  1.250%12/1                      001084AM4      988  1000000 PRN N/A  SOLE               0  1000000        0        0

AMR CORP NOTE  4.250% 9/2                       001765BA3     7377  4000000 PRN N/A  SOLE               0  4000000        0        0

CLEAR CHANNEL COMMUNICATIONS C CALL             184502902     1.25       10 SH  CALL SOLE               0       10        0        0

BOWATER INC COM                PUT              102183950   57.095     1202 SH  PUT  SOLE               0     1202        0        0

CHESAPEAKE ENERGY CORP NOTE  2                  165167BW6     4063  4000000 PRN N/A  SOLE               0  4000000        0        0

CELANESE CORP DEL COM SER A    CALL             150870903       66      110 SH  CALL SOLE               0      110        0        0

CEPHALON INC NOTE         6/1                   156708AK5     5698  4500000 PRN N/A  SOLE               0  4500000        0        0

CBRL GROUP INC NOTE         4/                  12489VAB2     2007  4000000 PRN N/A  SOLE               0  4000000        0        0

ALEXION PHARMACEUTICALS INC NO                  015351AF6     7183  5000000 PRN N/A  SOLE               0  5000000        0        0

AMERICAN FINL RLTY TR NOTE  4.                  02607PAB3     4282  4500000 PRN N/A  SOLE               0  4500000        0        0

AMERICAN TOWER CORP CL A                        029912201     1750    46950 PRN N/A  SOLE               0    46950        0        0

FORD MTR CO DEL NOTE  4.250%12                  345370CF5     4279  4000000 PRN N/A  SOLE               0  4000000        0        0

MAXTOR CORP NOTE  2.375% 8/1                    577729AE6     4887  3000000 PRN N/A  SOLE               0  3000000        0        0

SHUFFLE MASTER INC NOTE  1.250                  825549AB4     1099  1000000 PRN N/A  SOLE               0  1000000        0        0

SUPERVALU INC COM              PUT              868536953      0.5      100 SH  PUT  SOLE               0      100        0        0

TJX COS INC NEW COM            PUT              872540959        5      500 SH  PUT  SOLE               0      500        0        0

TAKE-TWO INTERACTIVE SOFTWAR C CALL             874054909    2.925      130 SH  CALL SOLE               0      130        0        0

TEVA PHARMACEUTICAL FIN II L D                  88164RAB3     5129  5000000 PRN N/A  SOLE               0  5000000        0        0

VORNADO RLTY L P DEB   3.875%                   929043AC1     4170  3000000 PRN N/A  SOLE               0  3000000        0        0

WILD OATS MARKETS INC DBCV  3.                  96808BAB3     2085  2000000 PRN N/A  SOLE               0  2000000        0        0

EXPRESSJET HOLDINGS INC NOTE                    30218UAB4     2843  3000000 PRN N/A  SOLE               0  3000000        0        0

GENERAL MTRS CORP COM          PUT              370442955   50.635    10127 SH  PUT  SOLE               0    10127        0        0

GENERAL MTRS CORP COM          PUT              370442955        5     1000 SH  PUT  SOLE               0     1000        0        0

GENERAL MTRS CORP COM          PUT              370442955   10.205      314 SH  PUT  SOLE               0      314        0        0

GENERAL MTRS CORP COM          CALL             370442905    7.375       50 SH  CALL SOLE               0       50        0        0

GENERAL MTRS CORP DEB SR CV C                   370442717     9512   416500 PRN N/A  SOLE               0   416500        0        0

GENERAL MTRS CORP DEB SR CONV                   370442741     2642   104500 PRN N/A  SOLE               0   104500        0        0

GOODYEAR TIRE & RUBR CO NOTE                    382550AR2    12646  7000000 PRN N/A  SOLE               0  7000000        0        0

LEAR CORP COM                  PUT              521865955     3.06      612 SH  PUT  SOLE               0      612        0        0

LEAR CORP COM                  PUT              521865955  32.7775     1873 SH  PUT  SOLE               0     1873        0        0

PANTRY INC NOTE  3.000%11/1                     698657AL7     2977  2500000 PRN N/A  SOLE               0  2500000        0        0

QUICKSILVER RESOURCES INC DBCV                  74837RAB0     3473  2500000 PRN N/A  SOLE               0  2500000        0        0

SEPRACOR INC NOTE        10/1                   817315AW4     6486  6000000 PRN N/A  SOLE               0  6000000        0        0

SEPRACOR INC COM               CALL             817315904      282      400 SH  CALL SOLE               0      400        0        0

